CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	1,144	12,592	1,725
Amounts due from subsidiaries and Affiliated Entities	7,122,440	7,109,706	974,026
Prepayments and other current assets	161	147	20
Total current assets	7,123,745	7,122,445	975,771

Total assets	7,123,745	7,122,445	975,771

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	4,286	661	90
Total current liabilities	4,286	661	90
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	6,088,609	6,041,193	827,640
Total non-current liabilities	6,088,609	6,041,193	827,640
Total liabilities	6,092,895	6,041,854	827,730

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the board of directors) authorized as of December 31, 2023 and 2024; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) and 389,331,539 shares (including 371,958,039 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2023 and 2024, respectively)	249	249	34
Less: Treasury stock (17,800,446 shares and 38,169,381 shares as of December 31, 2023 and 2024, respectively)	(285,983)	(329,668)	(45,164)
Additional paid-in capital	9,138,720	9,146,928	1,253,124
Accumulated other comprehensive income	305,416	313,460	42,944
Accumulated deficit	(8,127,552)	(8,050,378)	(1,102,897)
Total Tuniu Corporation shareholders’ equity	1,030,850	1,080,591	148,041
Total liabilities and equity	7,123,745	7,122,445	975,771

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(3,593)	(3,790)	(1,590)	(218)
Total operating expenses	(3,593)	(3,790)	(1,590)	(218)
Loss from operations	(3,593)	(3,790)	(1,590)	(218)
Share of loss of subsidiaries and affiliated entities	(198,586)	(102,773)	65,251	8,939
Other income
Foreign exchange gains, net	5,284	882	2,294	314
Other income, net	3,513	6,390	11,219	1,538
Loss before income tax expense	(193,382)	(99,291)	77,174	10,573

Net loss	(193,382)	(99,291)	77,174	10,573
Accretion on redeemable noncontrolling interests	—	—	—	—
Net loss attributable to ordinary shareholders	(193,382)	(99,291)	77,174	10,573

Net loss	(193,382)	(99,291)	77,174	10,573
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	27,160	6,435	8,044	1,102
Comprehensive (loss)/income	(166,222)	(92,856)	85,218	11,675

Schedule of statements of cash flows

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in)/provided by operating activities	(2,205)	313	6,015	824
Cash (used in)/provided by investing activities	(989)	(450)	2,725	373
Cash provided by financing activities	46	9	2,810	385

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(272)	(20)	(102)	(14)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(3,420)	(148)	11,448	1,568
Cash, cash equivalents and restricted cash at the beginning of year	4,712	1,292	1,144	157
Cash, cash equivalents and restricted cash at the end of year	1,292	1,144	12,592	1,725
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(35)	(32)	(11)	(2)